INCOME TAX	9 Months Ended
Sep. 30, 2021
Income Tax Disclosure [Abstract]
INCOME TAX

NOTE – 5 INCOME TAX

Income before income taxes within or outside the United States are shown below:

	Nine months ended September 30,
	2021	2020

Domestic	$–	$–
Foreign	539,080	1,498,071
Total	$539,080	$1,498,071

The provision (benefit) for income taxes as shown in the accompanying consolidated statements of income consists of the following:

	Nine months ended September 30,
	2021	2020

Current:
Domestic	$–	$–
Foreign	103,772	178,846

Deferred:
Domestic	–	–
Foreign	–	–
Provision for income taxes	$103,772	$178,846

The effective tax rate in the periods presented is the result of the mix of income earned in various tax jurisdictions that apply a broad range of income tax rate. The Company operates in various countries: United States of America and Hong Kong that are subject to taxes in the jurisdictions in which they operate, as follows:

United States of America

LDSN is registered in the State of Delaware and is subject to US federal corporate income tax. The U.S. Tax Cuts and Jobs Act (the “Tax Reform Act”) was signed into law. The Tax Reform Act significantly revised the U.S. corporate income tax regime by, among other things, lowering the U.S. corporate tax rate from 35% to 21% effective January 1, 2018. The Company’s policy is to recognize accrued interest and penalties related to unrecognized tax benefits in its income tax provision. The Company has not accrued or paid interest or penalties which were not material to its results of operations for the periods presented. Deferred tax asset is not provided for as the tax losses may not be able to carry forward after a change in substantial ownership of the Company in May 2020.

As of September 30, 2021, the operations in the United States of America incurred $343,616 of cumulative net operating losses which can be carried forward to offset future taxable income. The net operating loss carryforwards begin to expire in 2041, if unutilized. The Company has provided for a full valuation allowance against the deferred tax assets of $72,159 on the expected future tax benefits from the net operating loss carryforwards as the management believes it is more likely than not that these assets will not be realized in the future.

ASC 740, Accounting for Income Taxes, which requires an assessment of both positive and negative evidence when determining whether it is more likely than not that deferred tax assets are recoverable. Such assessment is required on a jurisdiction by jurisdiction basis. The Company’s history of cumulative losses, along with expected future U.S. losses required that a full valuation allowance be recorded against all net deferred tax assets. The Company intends to maintain a full valuation allowance on net deferred tax assets until sufficient positive evidence exists to support reversal of the valuation allowance.

BVI

Under the current BVI law, the Company is not subject to tax on income.

Hong Kong

The Company’s subsidiary operating in Hong Kong is subject to the Hong Kong Profits Tax at the two-tiered profits tax rates from 8.25% to 16.5% on the estimated assessable profits arising in Hong Kong during the current year, after deducting a tax concession for the tax year. The reconciliation of income tax rate to the effective income tax rate for the nine months ended September 30, 2021 and 2020 is as follows:

	Nine months ended September 30,
	2021	2020

Income before income taxes	$642,852	$2,018,417
Statutory income tax rate	16.5%	16.5%
Income tax expense at statutory rate	106,071	333,038
Tax effect of non-deductible items	19,648	1,212
Tax effect of deductible items	(702)	(131,533)
Tax holiday	(21,245)	(23,871)
Income tax expense	$103,772	$178,846